[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

May 05, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attn:      Office of Filings, Information & Consumer Services

Re: The	Gabelli Dividend Growth Fund (the “Fund”)

     (File Nos. 333-80099 and 811-09377)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 25 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 30, 2015 (Accession # 0001193125-15-160897).

If your staff has any questions or comments concerning this filing, they should call me at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

cc:	Bruce Alpert – Gabelli Funds, LLC

Agnes Mullady – Gabelli Funds, LLC

Andrea R. mango – Gabelli Funds, LLC

Helen Robichaud

Arlene Lonergan